Cover	May 23, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 23, 2023
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001821769
Entity Address, Address Line One	3520 Challenger Street,
Entity Address, City or Town	Torrance,
Entity Address, Postal Zip Code	90503-1640
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Address, State or Province	CA
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed to amend Item 9.01 of the Current Report on Form 8-K (the “Initial Filing”), filed with the Securities and Exchange Commission (the “SEC”) on May 26, 2023 by Navitas Semiconductor Corporation (the “Company”). The Initial Filing incorporated by reference Exhibit 5.1 from the Company’s Registration Statement on Form S-3 (No. 333-269752) (as amended, the “Registration Statement”) in connection with the securities offering and related transactions disclosed in the Initial Filing. This Amendment updates and amends Exhibit 5.1 to include additional details regarding those transactions.In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, this Amendment sets forth Item 9.01 as amended in its entirety. Exhibit 5.1, as amended and filed herewith, is incorporated by reference into the Registration Statement effective as of the date of the Initial Filing. Except as amended hereby, this Amendment does not amend or modify any of the information set forth in the Initial Filing (including exhibits). Also, except as specifically described herein, this Amendment does not describe events occurring after the Initial Filing, or modify or update disclosures in the Initial Filing (including exhibits) affected by such subsequent events. This Amendment should be read in conjunction with the Initial Filing and the Company’s other SEC filings.